Condensed Consolidated Statements of Cash Flows (Unaudited June 30, 2012 and 2013) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net income	$ 387	$ 901	$ 755	$ (19,034)
Adjustments to reconcile net income to net cash used in operating activities:
Provision for loan losses		22	22	859
Provision for real estate losses	219	308	1,388	17,335
Deferred tax provision	654	(105)	1,991	299
Deferred tax valuation allowance	(654)	105	(1,991)	(299)
Net (accretion) amortization of investment securities	(12)	9	33	(27)
Federal Home Loan Bank stock dividends		(2)	(3)	(6)
Gain on sale of fixed assets, net	(42)	(126)	(106)	(17)
Gain on sale of real estate owned, net	(374)	(792)	(1,223)	784
Gain on sale of investment securities, net		(542)	(542)	439
Originations of loans held for sale	(23,788)	(21,492)	(46,853)	(32,643)
Proceeds from sales of loans held for sale	25,313	20,832	46,680	34,467
Gain on sale of loans originated to sell	(459)	(418)	(923)	(661)
Depreciation	713	736	1,445	1,407
Amortization of deferred loan costs, net	54	26	86	215
Earnings on life insurance policies	(398)	(387)	(790)	(769)
Stock compensation	96	79	147	68
Changes in operating assets and liabilities:
Accrued interest receivable	144	(43)	15	1,029
Prepaid expenses and other assets	81	317	469	1,084
Other liabilities	(327)	10	(544)	165
Net cash provided by (used in) operating activities	1,607	(562)	56	4,695
INVESTING ACTIVITIES:
Purchases of interest-bearing time deposits in banks		(496)	(4,470)	(27,113)
Redemptions of interest-bearing time deposits in banks	3,734	498	1,991
Purchases of investment securities available for sale		(14,977)	(24,776)	(34,186)
Proceeds from maturities and calls of investment securities available for sale	4,185	20,178	32,268	59,655
Federal Home Loan Bank stock purchased				(633)
Federal Home Loan Bank stock redeemed			204	1,320
Loan originations, net of repayments	(7,239)	(2,314)	(4,461)	34,083
Loan participations purchased	(3,000)	(1,661)	(6,650)	(4,000)
Loans sold	15,438			7,000
Proceeds from sales of real estate owned	5,307	7,583	16,675	10,242
Improvements to real estate owned	(17)	(128)	(257)	(26)
Proceeds from sales of office properties and equipment	362	249	272	21
Purchases of office properties and equipment	(853)	(84)	(804)	(615)
Net cash provided by investing activities	17,917	8,848	9,992	45,748
FINANCING ACTIVITIES:
Net increase (decrease) in deposits	4,678	(20,358)	(43,530)	(43,219)
Sale of deposits in connection with branch sale	(17,836)
Repayment of advances from Federal Home Loan Bank	(2,113)	(2,356)	(3,570)	(11,514)
Net decrease in advance payments by borrowers for taxes and insurance	(382)	(431)	(140)	90
Proceeds from issuance of common stock				47,592
Proceeds from exercise of warrants	1,785
Net cash used in financing activities	(13,868)	(23,145)	(47,240)	(7,051)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	5,656	(14,859)	(37,192)	43,392
CASH AND CASH EQUIVALENTS:
Beginning of period	42,607	79,799	79,799	36,407
End of period	48,263	64,940	42,607	79,799
Cash paid for:
Interest	1,688	2,402	4,453	6,847
SUPPLEMENTAL SCHEDULE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Real estate and other assets acquired in settlement of loans	1,217	4,979	6,792	15,658
Loans to faciltate sales of real estate owned	773	953	1,664	3,925
Sales of real estate owned financed by the Bank	773	953	1,664	3,925
Investment securities purchased—not settled		348		1,634
Transfers from office properties and equipment to office properties and equipment held for sale	1,503
Transfers from deposits to deposits held for sale in probable branch sale	4,690
Preferred dividends cancelled				$ 929